Document and Entity Information	Feb. 01, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 01, 2021
Entity Registrant Name	VIRTUS VARIABLE INSURANCE TRUST
Entity Central Index Key	0000792359
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2021
Document Effective Date	Feb. 01, 2021
Prospectus Date	Aug. 31, 2020